gorave6301merpalert

Item G.1.a.ii. Provision of Financial Support.

PROVSION FOR FINANCIAL SUPPORT

a. Report for period ending:	2021-03-31
a. Full name of Registrant	Nuveen Municipal Trust
b. Investment Company Act file number ( e.g., 811-)	811-07873
c. CIK	0001020660
d. LEI	549300D2RECSQKX7NC33

Did an affiliated person, promoter, or principal underwriter of the Registrant, or an affiliated person of such a person, provide any form of financial support to the Registrant during the reporting period?

Yes
If yes, include the attachment required by Item G.1.a.ii, unless the Registrant is a Money Market Fund.
a. If yes, and to the extent the response relates only to certain series of the Registrant, indicate the series involved:
1. Series name	Nuveen High Yield Municipal Bond Fund
2. Series identification number	S000000289

(a) Description of nature of support.	Holding of shares of Nuveen High Yield Municipal Bond Fund (the "Fund")

(b) Person providing support.	Teachers Insurance and Annuity Association of America ("TIAA")

(c) Brief description of relationship between the person providing support and the Registrant.	Nuveen Fund Advisors, LLC, the investment adviser to the Fund, is a subsidiary of Nuveen, LLC, the investment management arm of TIAA

(d) Date support provided.	March 19, 2020 through July 9, 2020

(e) Amount of support.	TIAA purchased $350,000,000 worth of Fund shares on March 19, 2020 and purchased $750,000,000 worth of Fund shares on March 26, 2020. TIAA held Fund shares through July 9, 2020.

(f) Security supported (if applicable). Disclose the full name of the issuer, the title of the issue (including coupon or yield, if applicable) and at least two identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI).

N/A

(g) Value of security supported on date support was initiated (if applicable).	N/A

(h) Brief description of reason for support.	To provide the Fund with additional cash to meet redemptions and to reduce the Fund's borrowings, and to provide TIAA itself with an attractive investment with a desirable risk profile.

(i) Term of support.

TIAA's purchase of shares was not subject to any specific termination date.  As such, TIAA was free to redeem its shares at any time.  On April 27, 2020, TIAA began a series of redemptions resulting in the liquidation of its entire position by July 9, 2020.

(j) Brief description of any contractual restrictions relating to support.	N/A